INCOME TAXES - Summary of Tax Effects of Temporary Differences (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Non-current deferred tax assets:
Net operating loss carryforwards	$ 368,824	$ 353,358
U.S. federal and state tax credits	194	242
Other non-U.S. deferred tax assets	13,326	11,327
Share-based compensation	1,220	1,658
Accrued expenses	962	1,205
Unrealized losses	10,397	10,351
Non-current deferred tax liabilities:
Intangible assets	(8,290)	(8,133)
Depreciation	61	(441)
Other non-U.S. deferred tax liability	(523)	(7)
Other	334	(736)
Deferred tax assets net of deferred tax liabilities	386,505	368,824
Valuation allowance	(389,147)	(372,227)
Non-current deferred tax liabilities, net	$ (2,642)	$ (3,403)